Operating Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs
Employee benefits	€ 22,910	€ 19,367	€ 20,349
External R&D costs	15,280	12,838	4,809
Laboratory costs and other consumables	6,668	4,675	3,473
Advisory and legal costs	5,008	4,384	4,262
Insurance costs	925	918	1,458
Depreciation	2,703	2,761	2,513
Patent and license expense	943	721	303
Other	5,356	4,353	4,217
Total operating costs	€ 59,793	€ 50,017	€ 41,384